Condensed Consolidating Financial Information - Balance Sheets (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments:
Fixed maturities, available-for-sale, at fair value	$ 70,622.9	$ 70,910.3		$ 67,405.6
Fixed maturities, at fair value using the fair value option	2,675.8	2,771.3		3,010.3
Equity securities, available-for-sale, at fair value	282.3	340.1		353.8
Short-term investments	2,992.1	5,991.2		3,572.7
Mortgage loans on real estate, net of valuation allowance	8,949.4	8,662.3		8,691.1
Loan - Dutch State obligation		0		1,792.7
Policy loans	2,204.4	2,200.3		2,263.9
Limited partnerships/corporations	468.5	465.1		599.6
Derivatives	2,077.0	2,374.5		2,660.9
Investments in subsidiaries	0	0		0
Other investments	166.7	167.0		215.1
Securities pledged	1,774.7	1,605.5		2,253.5
Total investments	92,213.8	95,487.6		92,819.2
Cash and cash equivalents	2,787.7	1,786.8	1,277.0	638.0	615.3	1,269.4
Short-term investments under securities loan agreements, including collateral delivered	863.5	664.0		1,075.9
Accrued investment income	900.8	863.5		881.7
Reinsurance recoverable	7,151.0	7,379.3		7,723.4
Deferred policy acquisition costs, Value of business acquired	4,019.6	3,656.3		4,352.3
Sales inducements to contract holders	235.5	212.7		307.3
Current income taxes		0		26.0
Goodwill and other intangible assets	341.8	348.5		382.5
Loans to subsidiaries and affiliates	0	0		0
Due from subsidiaries and affiliates	0	0		0
Other assets	1,128.2	1,362.5		1,476.3
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	2,980.7	2,931.2		2,860.3
Cash and cash equivalents	1,054.8	440.8		137.0
Corporate loans, at fair value using the fair value option	4,043.1	3,559.3		2,162.9
Other assets	31.2	34.3		15.5
Assets held in separate accounts	103,098.3	97,667.4		88,714.5
Total assets	220,850.0	216,394.2		203,572.8
Liabilities and Shareholder's Equity:
Future policy benefits	15,061.5	15,493.6		15,626.7
Contract owner account balances	70,813.6	70,562.1		72,731.7
Payables under securities loan agreement, including collateral held	1,348.8	1,509.8		1,781.8
Short-term debt	321.2	1,064.6		1,054.6
Long-term debt	3,440.8	3,171.1		1,343.1
Funds held under reinsurance agreements	1,170.8	1,236.6		1,307.6
Derivatives	1,670.6	1,944.2		1,955.8
Pension and other post-employment provisions	906.6	903.2		797.7
Taxes Payable	13.2	11.7		0
Deferred income taxes	921.6	1,042.7		513.0
Due to subsidiaries and affiliates	0	0		0
Other liabilities	1,231.3	1,604.2		1,563.6
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	4,448.1	3,829.4		2,057.1
Other liabilities	804.7	292.4		199.5
Liabilities related to separate accounts	103,098.3	97,667.4		88,714.5
Total liabilities	205,251.1	200,333.0		189,646.7
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	13,391.1	13,874.9		12,353.9
Noncontrolling interest	2,207.8	2,186.3		1,572.2
Total shareholder's equity	15,598.9	16,061.2	13,462.8	13,926.1	8,067.8	2,161.2
Total liabilities and shareholder's equity	220,850.0	216,394.2		203,572.8
Parent Issuer
Investments:
Fixed maturities, available-for-sale, at fair value	0	0		0
Fixed maturities, at fair value using the fair value option	0	0		0
Equity securities, available-for-sale, at fair value	69.8	63.9		69.4
Short-term investments	0	0		0
Mortgage loans on real estate, net of valuation allowance	0	0		0
Loan - Dutch State obligation				0
Policy loans	0	0		0
Limited partnerships/corporations	0	0		0
Derivatives	109.4	117.7		137.1
Investments in subsidiaries	15,233.9	15,715.1		14,867.0
Other investments	0	0		0
Securities pledged	0	0		0
Total investments	15,413.1	15,896.7		15,073.5
Cash and cash equivalents	384.2	357.5	0.5	1.3	3.0	1.9
Short-term investments under securities loan agreements, including collateral delivered	0	0		0
Accrued investment income	0	0		0
Reinsurance recoverable	0	0		0
Deferred policy acquisition costs, Value of business acquired	0	0		0
Sales inducements to contract holders	0	0		0
Current income taxes		221.1		(214.0)
Goodwill and other intangible assets	0	0		0
Loans to subsidiaries and affiliates	111.9	77.0		179.4
Due from subsidiaries and affiliates	15.1	16.5		6.3
Other assets	37.0	35.8		55.7
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	0	0		0
Cash and cash equivalents	0	0		0
Corporate loans, at fair value using the fair value option	0	0		0
Other assets	0	0		0
Assets held in separate accounts	0	0		0
Total assets	15,961.3	16,383.5		15,102.2
Liabilities and Shareholder's Equity:
Future policy benefits	0	0		0
Contract owner account balances	0	0		0
Payables under securities loan agreement, including collateral held	0	0		0
Short-term debt	525.7	886.1		2,911.0
Long-term debt	2,094.1	1,824.6		0
Funds held under reinsurance agreements	0	0		0
Derivatives	59.6	59.3		71.5
Pension and other post-employment provisions	0	0		0
Taxes Payable	(12.7)	(221.1)
Deferred income taxes	(135.8)	(127.4)		(263.0)
Due to subsidiaries and affiliates	0.6	23.1		16.2
Other liabilities	38.7	64.0		12.6
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	0	0		0
Other liabilities	0	0		0
Liabilities related to separate accounts	0	0		0
Total liabilities	2,570.2	2,508.6		2,748.3
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	13,391.1	13,874.9		12,353.9
Noncontrolling interest	0	0		0
Total shareholder's equity	13,391.1	13,874.9		12,353.9
Total liabilities and shareholder's equity	15,961.3	16,383.5		15,102.2
Subsidiary Guarantor
Investments:
Fixed maturities, available-for-sale, at fair value	0	0		0
Fixed maturities, at fair value using the fair value option	0	0		0
Equity securities, available-for-sale, at fair value	5.5	20.1		11.6
Short-term investments	0	0		0
Mortgage loans on real estate, net of valuation allowance	0	0		0
Loan - Dutch State obligation				0
Policy loans	0	0		0
Limited partnerships/corporations	0	0		0
Derivatives	0	0		0
Investments in subsidiaries	13,709.3	14,044.3		13,421.5
Other investments	0.4	0.4		1.7
Securities pledged	0	0		0
Total investments	13,715.2	14,064.8		13,434.8
Cash and cash equivalents	0.3	0.4	0.5	0.6	0.5	0.2
Short-term investments under securities loan agreements, including collateral delivered	0	0		0
Accrued investment income	0	0		0
Reinsurance recoverable	0	0		0
Deferred policy acquisition costs, Value of business acquired	0	0		0
Sales inducements to contract holders	0	0		0
Current income taxes				(25.3)
Goodwill and other intangible assets	0	0		0
Loans to subsidiaries and affiliates	68.6	58.0		24.5
Due from subsidiaries and affiliates	4.5	1.5		0.1
Other assets	0	0		6.8
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	0	0		0
Cash and cash equivalents	0	0		0
Corporate loans, at fair value using the fair value option	0	0		0
Other assets	0	0		0
Assets held in separate accounts	0	0		0
Total assets	13,788.6	14,124.7		13,441.5
Liabilities and Shareholder's Equity:
Future policy benefits	0	0		0
Contract owner account balances	0	0		0
Payables under securities loan agreement, including collateral held	0	0		0
Short-term debt	138.4	138.3		500.0
Long-term debt	1,014.2	1,014.1		651.3
Funds held under reinsurance agreements	0	0		0
Derivatives	0	0		0
Pension and other post-employment provisions	0	0		0
Taxes Payable	12.0	7.2
Deferred income taxes	0	0.2		0
Due to subsidiaries and affiliates	1.2	1.5		0.3
Other liabilities	7.5	19.0		17.6
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	0	0		0
Other liabilities	0	0		0
Liabilities related to separate accounts	0	0		0
Total liabilities	1,173.3	1,180.3		1,169.2
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	12,615.3	12,944.4		12,272.3
Noncontrolling interest	0	0		0
Total shareholder's equity	12,615.3	12,944.4		12,272.3
Total liabilities and shareholder's equity	13,788.6	14,124.7		13,441.5
Non-Guarantor Subsidiaries
Investments:
Fixed maturities, available-for-sale, at fair value	70,638.3	70,925.7		67,421.1
Fixed maturities, at fair value using the fair value option	2,675.8	2,771.3		3,010.3
Equity securities, available-for-sale, at fair value	207.0	256.1		272.8
Short-term investments	2,992.1	5,991.2		3,572.7
Mortgage loans on real estate, net of valuation allowance	8,949.4	8,662.3		8,691.1
Loan - Dutch State obligation				1,792.7
Policy loans	2,204.4	2,200.3		2,263.9
Limited partnerships/corporations	468.5	465.1		599.6
Derivatives	2,119.6	2,410.5		2,701.8
Investments in subsidiaries	0	0		0
Other investments	166.3	166.6		213.4
Securities pledged	1,774.7	1,605.5		2,253.5
Total investments	92,196.1	95,454.6		92,792.9
Cash and cash equivalents	2,403.2	1,428.9	1,276.0	636.1	611.8	1,267.3
Short-term investments under securities loan agreements, including collateral delivered	863.5	664.0		1,075.9
Accrued investment income	900.8	863.5		881.7
Reinsurance recoverable	7,151.0	7,379.3		7,723.4
Deferred policy acquisition costs, Value of business acquired	4,019.6	3,656.3		4,352.3
Sales inducements to contract holders	235.5	212.7		307.3
Current income taxes				265.3
Goodwill and other intangible assets	341.8	348.5		382.5
Loans to subsidiaries and affiliates	275.0	261.4		2,332.4
Due from subsidiaries and affiliates	1.8	24.6		16.5
Other assets	1,091.2	1,326.7		1,413.8
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	2,980.7	2,931.2		2,860.3
Cash and cash equivalents	1,054.8	440.8		137.0
Corporate loans, at fair value using the fair value option	4,043.1	3,559.3		2,162.9
Other assets	31.2	34.3		15.5
Assets held in separate accounts	103,098.3	97,667.4		88,714.5
Total assets	220,687.6	216,253.5		206,070.3
Liabilities and Shareholder's Equity:
Future policy benefits	15,061.5	15,493.6		15,626.7
Contract owner account balances	70,813.6	70,562.1		72,731.7
Payables under securities loan agreement, including collateral held	1,348.8	1,509.8		1,781.8
Short-term debt	111.9	436.3		179.5
Long-term debt	347.9	347.8		707.3
Funds held under reinsurance agreements	1,170.8	1,236.6		1,307.6
Derivatives	1,763.0	2,038.6		2,062.3
Pension and other post-employment provisions	906.6	903.2		797.7
Taxes Payable	13.9	225.6
Deferred income taxes	1,057.4	1,169.9		776.0
Due to subsidiaries and affiliates	19.6	18.0		6.4
Other liabilities	1,185.8	1,521.5		1,533.8
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	4,448.1	3,829.4		2,057.1
Other liabilities	804.7	292.4		199.5
Liabilities related to separate accounts	103,098.3	97,667.4		88,714.5
Total liabilities	202,151.9	197,252.2		188,481.9
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	16,327.9	16,815.0		16,016.2
Noncontrolling interest	2,207.8	2,186.3		1,572.2
Total shareholder's equity	18,535.7	19,001.3		17,588.4
Total liabilities and shareholder's equity	220,687.6	216,253.5		206,070.3
Consolidating Adjustments
Investments:
Fixed maturities, available-for-sale, at fair value	(15.4)	(15.4)		(15.5)
Fixed maturities, at fair value using the fair value option	0	0		0
Equity securities, available-for-sale, at fair value	0	0		0
Short-term investments	0	0		0
Mortgage loans on real estate, net of valuation allowance	0	0		0
Loan - Dutch State obligation				0
Policy loans	0	0		0
Limited partnerships/corporations	0	0		0
Derivatives	(152.0)	(153.7)		(178.0)
Investments in subsidiaries	(28,943.2)	(29,759.4)		(28,288.5)
Other investments	0	0		0
Securities pledged	0	0		0
Total investments	(29,110.6)	(29,928.5)		(28,482.0)
Cash and cash equivalents	0	0	0	0	0	0
Short-term investments under securities loan agreements, including collateral delivered	0	0		0
Accrued investment income	0	0		0
Reinsurance recoverable	0	0		0
Deferred policy acquisition costs, Value of business acquired	0	0		0
Sales inducements to contract holders	0	0		0
Current income taxes				0
Goodwill and other intangible assets	0	0		0
Loans to subsidiaries and affiliates	(455.5)	(396.4)		(2,536.3)
Due from subsidiaries and affiliates	(21.4)	(42.6)		(22.9)
Other assets	0	0		0
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	0	0		0
Cash and cash equivalents	0	0		0
Corporate loans, at fair value using the fair value option	0	0		0
Other assets	0	0		0
Assets held in separate accounts	0	0		0
Total assets	(29,587.5)	(30,367.5)		(31,041.2)
Liabilities and Shareholder's Equity:
Future policy benefits	0	0		0
Contract owner account balances	0	0		0
Payables under securities loan agreement, including collateral held	0	0		0
Short-term debt	(454.8)	(396.1)		(2,535.9)
Long-term debt	(15.4)	(15.4)		(15.5)
Funds held under reinsurance agreements	0	0		0
Derivatives	(152.0)	(153.7)		(178.0)
Pension and other post-employment provisions	0	0		0
Taxes Payable	0	0
Deferred income taxes	0	0		0
Due to subsidiaries and affiliates	(21.4)	(42.6)		(22.9)
Other liabilities	(0.7)	(0.3)		(0.4)
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	0	0		0
Other liabilities	0	0		0
Liabilities related to separate accounts	0	0		0
Total liabilities	(644.3)	(608.1)		(2,752.7)
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	(28,943.2)	(29,759.4)		(28,288.5)
Noncontrolling interest	0	0		0
Total shareholder's equity	(28,943.2)	(29,759.4)		(28,288.5)
Total liabilities and shareholder's equity	$ (29,587.5)	$ (30,367.5)		$ (31,041.2)